Chesapeake Investors, Inc.

SEMI-ANNUAL REPORT

TO SHAREHOLDERS

MARCH 31, 2004

Dear Shareholder:

The financial report, contained herein, shows results for the six month period ended March 31, 2004. Net investment income totalled $322,591 or $.09 per share compared to $383,094 or $.10 per share for the previous year. The net asset value decreased to $4.21 per share from $4.22 per share as of September 30, 2003.

It is the Company’s intent to provide as high a level of income as possible, consistent with sound investment policies. The market is constantly monitored to achieve the objectives of a high level of income and the preservation of net asset value.

Sincerely,

Albert W. Turner,	Warren W. Pearce, Jr.,
Chairman of the Board	President

May 11, 2004

CHESAPEAKE INVESTORS, INC.

STATEMENT OF ASSETS AND LIABILITIES

MARCH 31, 2004

(UNAUDITED)

ASSETS:
Investments in Long-Term Securities, at Fair Value (Amortized Cost $14,140,704)	$15,322,710
Investments in Short-Term Securities (at cost which approximates market)	414,926
Accrued Interest Receivable	234,535

Total Assets	15,972,171

LIABILITIES:
Accounts Payable and Accrued Expenses	24,312

Total Liabilities	24,312

NET ASSETS:
Net Assets (Equivalent to $4.21 per share based on 3,783,960 shares of capital stock outstanding)	$15,947,859

See Notes to Financial Statements

CHESAPEAKE INVESTORS, INC.

SCHEDULE OF INVESTMENTS IN SECURITIES

MARCH 31, 2004

(UNAUDITED)

	Rating*	Face Amount	Amortized Cost	Fair Value
Investments in Long-Term Securities:
Alabama:
Birmingham, Alabama, Refunding UT GO Bond 5.0%, due 4/1/19	AA	$420,000	$420,000	$454,016

Arizona:
Maricopa County
Arizona School District 5.5%, due 7/1/05	AAA	650,000	652,580	684,756
Phoenix
Arizona Civic Improvement Corp. 5.0%, due 7/1/18	AAA	400,000	420,941	429,644

Total Arizona		1,050,000	1,073,521	1,114,400

Arkansas:
Jefferson County, Arkansas
Single Family Mortgage 7.25%, due 12/1/10	Aaa	305,000	289,505	355,849
Little Rock, Arkansas
Single Family Mortgage, 7.3%:
Due 9/1/04	AAA	35,000	34,926	35,904
Due 9/1/05	AAA	40,000	39,724	43,449
Due 9/1/06	AAA	35,000	34,602	39,760
Due 9/1/07	AAA	45,000	44,300	53,204
Due 9/1/08	AAA	50,000	49,028	60,861
Due 9/1/09	AAA	50,000	48,846	62,349
Due 9/1/10	AAA	30,000	29,205	38,026
Due 9/1/11	AAA	5,000	5,000	6,406

Total Arkansas		595,000	575,136	695,808

CHESAPEAKE INVESTORS, INC.

SCHEDULE OF INVESTMENTS IN SECURITIES (CONTINUED)

MARCH 31, 2004

(UNAUDITED)

	Rating*	Face Amount	Amortized Cost	Fair Value
California:
California State
Water Revenue Serial W
5.5%, due 12/1/14	AAA	360,000	404,420	422,866

Florida:
City of Gainesville, Florida,
Utility System Revenue,
9.125%, due 10/1/05	AAA	345,000	345,000	358,928

Georgia:
Municipal Electric Authority
6%, due 1/1/05	AAA	700,000	703,615	725,318

Hawaii:
Hawaii State
UTGO Bond
6%, due 12/1/12	AAA	500,000	549,575	600,690

Illinois:
Chicago, Illinois
School Finance Authority
5%, due 6/1/09	AAA	650,000	635,060	666,802
Cook County School District
Berwyn South Serial A
5.25%, due 12/1/21	Aaa	400,000	426,100	431,871

Total Illinois		1,050,000	1,061,160	1,098,673

Louisiana:
Shreveport, Louisiana,
Single Family Mortgage,
6.75%, due 9/1/10	Aaa	295,000	275,439	336,695

CHESAPEAKE INVESTORS, INC.

SCHEDULE OF INVESTMENTS IN SECURITIES (CONTINUED)

MARCH 31, 2004

(UNAUDITED)

	Rating*	Face Amount	Amortized Cost	Fair Value
Massachusetts:
Massachusetts Bay
Transit Authority
5.75%, due 7/1/15	AAA	500,000	512,961	585,865

Michigan:
Lanse Creuse Michigan
Public Schools
4.5%, due 5/1/16	AA+	405,000	405,356	425,667
Michigan Municipal Bond
Authority
5.375%, due 10/1/15	AAA	400,000	432,665	453,852

Total Michigan		805,000	838,021	879,519

New Hampshire:
New Hampshire Municipal Bond
Series B
4.4%, due 8/15/16	AAA	500,000	498,891	521,765

New Jersey:
New Jersey State Ref-Ser F
5.25%, due 8/1/14	AA	750,000	758,024	834,364
New Jersey State
Transportation Trust
6%, due 12/15/16	AAA	700,000	751,548	844,900

Total New Jersey		1,450,000	1,509,572	1,679,264

New York:
New York State
Local Revenue
5.125%, due 4/1/10	AAA	400,000	396,143	439,000

CHESAPEAKE INVESTORS, INC.

SCHEDULE OF INVESTMENTS IN SECURITIES (CONTINUED)

MARCH 31, 2004

(UNAUDITED)

	Rating*	Face Amount	Amortized Cost	Fair Value
Ohio:
Cleveland, Ohio Municipal School District 5%, due 12/1/22	AAA	300,000	313,306	316,653

Pennsylvania:
Pennsylvania Intergovernmental Coop Authority Special Tax Revenue 7%, due 6/15/04	AAA	500,000	500,447	505,900
Pennsylvania State Higher Education Facilities Authority Revenue 6%, due 1/15/22	A	500,000	494,942	538,505

Total Pennsylvania		1,000,000	995,389	1,044,405

South Carolina:
Myrtle Beach Water and Sewer Revenue 5.375%, due 3/1/16	AAA	400,000	432,833	450,572

Tennessee:
Tennessee Housing Development Agency Home Ownership 5.375%, due 1/1/18	AA	500,000	500,000	515,475

Texas:
Texas Water Development Board Revenue 5.5%, due 7/15/10	AAA	750,000	751,263	809,362

CHESAPEAKE INVESTORS, INC.

SCHEDULE OF INVESTMENTS IN SECURITIES (CONTINUED)

MARCH 31, 2004

(UNAUDITED)

	Rating*	Face Amount	Amortized Cost	Fair Value
Utah:
Salt Lake City, Utah
Hospital Revenue 8.125%, due 5/15/15	AAA	700,000	706,337	930,376

Washington:
Washington State Public Power 5.125%, due 7/1/17	AAA	400,000	393,703	430,068
King County, Washington
Sewer Revenue Refunding Bond 5.25%, due 1/1/17	AAA	350,000	378,547	386,187

Total Washington		750,000	772,250	816,255

West Virginia:
West Virginia School Building
Capital Improvement Bond 4.5%, due 7/1/15	AAA	500,000	505,872	526,805

Total Investments in Long-Term Securities		$13,870,000	$14,140,704	$15,322,710

* Ratings—Standard & Poor’s or Moody’s Unaudited

	Face Amount	Cost
Investments in Short-Term Securities:
State Street Global Advisor
Tax Free Money Market Fund, 0.47%	$414,926	$414,926

Total Investments in Short-Term Securities	$414,926	$414,926

See Notes to Financial Statements

CHESAPEAKE INVESTORS, INC.

STATEMENT OF OPERATIONS

MARCH 31, 2004

(UNAUDITED)

INVESTMENT INCOME:
Interest Income	$396,916

EXPENSES:
Investment Advisory Fee	26,871
Custodian Fees	4,258
Transfer Agent and Dividend Disbursing Agent Fees	6,121
Legal and Auditing Services	22,294
Administrative Services	9,000
Compensation of Directors not Members of the Investment Adviser’s Organization	2,500
Printing Costs	2,837
Miscellaneous	444

Total Expenses	74,325

Net Investment Income	322,591

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Realized Gain On Investments:
Transactions (Excluding Short-Term Securities):
Proceeds from Sales	165,000
Cost of Investments Sold	164,454

Net Realized Gain on Investments	546

Unrealized Loss on Investments:
Unrealized Appreciation of Investments at Beginning of Period	1,218,224
Unrealized Appreciation of Investments at End of Period	1,182,006

Net Unrealized Loss on Investments	(36,218)

Net Realized Gain and Unrealized Loss on Investments	(35,672)

Net Increase in Net Assets Resulting from Operations	$286,919

See Notes to Financial Statements

CHESAPEAKE INVESTORS, INC.

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE SIX MONTH PERIOD ENDED MARCH 31, 2004 AND

FOR THE YEAR ENDED SEPTEMBER 30, 2003

	Six Month Period Ended March 31, 2004 (Unaudited)	Year Ended September 30, 2003 (Audited)
INCREASE IN NET ASSETS:
Operations:
Net Investment Income	$322,591	$695,904
Net Realized Gain on Investments	546	70,383
Net Unrealized Gain (Loss) on Investments	(36,218)	(141,827)

Net Increase in Net Assets Resulting from Operations	286,919	624,460
Dividends to Shareholders from:
Net Investment Income	(251,249)	(676,479)
Net Realized Gain on Investments	(70,383)	(23,543)

Total Increase (Decrease) in Net Assets	(34,713)	(75,562)
NET ASSETS:
Beginning of Period	15,982,572	16,058,134

End of Period (Including Undistributed Net Investment Income of $847,337 and $775,995, respectively, and undistributed net realized gains of $546 and $70,383, respectively.)	$15,947,859	$15,982,572

See Notes to Financial Statements

CHESAPEAKE INVESTORS, INC.

NOTES TO FINANCIAL STATEMENTS

(1) - SIGNIFICANT ACCOUNTING POLICIES

Chesapeake Investors, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended, as a diversified closed-end management investment company and invests solely in municipal obligations. The following is a summary of significant accounting policies consistently followed by the Company in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A. Investment Security Valuation - Securities are valued at the mean between the latest bid and asked prices. Any securities for which market quotations are not readily available are appraised at fair value as determined in good faith under methods or procedures authorized by the Board of Directors.

B. Federal Income Taxes - The Company intends to comply with the provisions of the Internal Revenue Code available to investment companies and to distribute to shareholders annually all of its net investment income. Accordingly, no provision for Federal income tax is necessary. The Company, based on provisions of the Internal Revenue Code, expects to distribute income from capital gains to its shareholders. Accordingly, such gains will be taxable to the shareholders. The character of dividends from net investment income or net realized gains on investments may differ from their ultimate characterization for Federal income tax purposes due to accounting principles generally accepted in the United States of America and tax differences in the character of income and expense recognition.

C. Other - The Company follows industry practice and records security transactions on the trade date. Interest income is recorded on the accrual basis. Bond premiums and discounts are amortized to income ratably over the total number of months from date of purchase to date of maturity of the bonds. Certain securities have optional or mandatory tender features which give them a shorter effective maturity date.

(2) - CAPITAL STOCK

At March 31, 2004, there were 6,000,000 shares of $.50 par value capital stock authorized. Shares issued and outstanding at March 31, 2004 totalled 3,783,960.

(3) - PURCHASES AND SALES OF SECURITIES

Sales and maturities of securities during the six month period ended March 31, 2004, other than short-term securities, aggregated $165,000.00.

There were no purchases of long-term securities during the six month period ended March 31, 2004.

For Federal income tax purposes, the identified cost of investments owned, excluding short-term securities, at March 31, 2004, was $13,952,246. Gross unrealized gains and losses totalled $1,361,346 and $9,118, respectively, for Federal income tax purposes at March 31, 2004.

(4) - INVESTMENT ADVISORY FEE AND TRANSACTIONS WITH AFFILIATES

Federated Investment Counseling, Inc. is the investment adviser to the Company. The advisory contract provides for an annual fee equal to .35 of 1% of the weighted average managed assets of the Company. The investment advisory fee for the six month period ended March 31, 2004 totalled $26,871.

For the six month period ended March 31, 2004, fees of $9,000 for administrative services were paid to Carrollton Enterprises Management Company, LLC. The Chairman of the Board is the owner of that firm.

(5) - DIVIDENDS

During the six month period ended March 31, 2004, the Company distributed dividends of $321,632 to its shareholders. On March 31, 2004, the Company declared a $.045 per share dividend aggregating $170,278 payable April 23, 2004, to shareholders of record April 9, 2004.

CHESAPEAKE INVESTORS, INC.

SUPPLEMENTARY INFORMATION

FINANCIAL HIGHLIGHTS

	Six-Months March 31, 2004	Fiscal Year 2003	Fiscal Year 2002	Fiscal Year 2001	Fiscal Year 2000
PER SHARE DATA:*
Investment Income	$.11	$.22	$.21	$.22	$.23
Expenses	.02	.03	.03	.03	.03

Net Investment Income Dividends from:	.09	.19	.18	.19	.20
Net Investment Income	(.07)	(.18)	(.19)	(.19)	(.20)
Net Realized Gain on Investments	(.02)	(.01)	—	(.01)	(.02)
Net Realized and Unrealized Gain (Loss) on Investments	(.01)	(.02)	.08	.12	—

Net Increase (Decrease) in Net Asset Value	(.01)	(.02)	.07	.11	(.02)
Net Asset Value:
Beginning of Period	4.22	4.24	4.17	4.06	4.08

End of Period	$4.21	$4.22	$4.24	$4.17	$4.06

RATIOS:
Ratio of Expenses to Average Net Assets	.46%	.75%	.75%	.73%	.73%
Ratio of Net Investment Income to Average Net Assets	2.02%	4.34%	4.23%	4.69%	4.96%

*	Selected data for a share of capital stock outstanding throughout the year.

DIRECTORS

Albert W. Turner

Roy F. Kilby

Warren W. Pearce, Jr.

Harry F. Breitbach

OFFICERS

Albert W. Turner,
Chairman of the Board

Warren W. Pearce, Jr.,
President

Roy F. Kilby,
Secretary-Treasurer

OFFICES

11785 Beltsville Drive

Beltsville, Maryland

INVESTMENT ADVISER

Federated Investment

Counseling, Inc.

Pittsburgh, Pennsylvania

CUSTODIAN

State Street Corporation

Quincy, Massachusetts

TRANSFER AGENT

Registrar and Transfer Company

Cranford, New Jersey